DEFERRED FINANCING COSTS (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Assets
Deferred financing costs, net	$ 36,206	$ 41,979
Liabilities
Mortgage notes payable, net	1,223,224	1,035,193
Deferred Finance Costs, Net [Abstract]
Gross carrying amount	45,569	43,011
Accumulated amortization	(9,363)	(1,032)
Deferred financing costs, net	36,206	41,979
Accounting Standards Update 2015-03 [Member]
Assets
Deferred financing costs, net	0	0
Liabilities
Mortgage notes payable, net	1,223,224	1,035,193
Deferred Finance Costs, Net [Abstract]
Deferred financing costs, net	0	0
Accounting Standards Update 2015-03 [Member] | Previous Presentation [Member]
Assets
Deferred financing costs, net	36,206	41,979
Liabilities
Mortgage notes payable, net	1,259,430	1,077,172
Deferred Finance Costs, Net [Abstract]
Deferred financing costs, net	36,206	41,979
Accounting Standards Update 2015-03 [Member] | Adjustment [Member]
Assets
Deferred financing costs, net	(36,206)	(41,979)
Liabilities
Mortgage notes payable, net	(36,206)	(41,979)
Deferred Finance Costs, Net [Abstract]
Deferred financing costs, net	$ (36,206)	$ (41,979)